Share-based payments - Summary of Range of Exercise Prices of Outstanding Share Options (Detail)	Dec. 31, 2017 CAD ($) shares yr	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	29,722,573	28,896,035	25,519,434
Employee stock option plan [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	29,722,573
Option outstanding, weighted average remaining contractual life (years) | yr	2.3
Option outstanding, Weighted average exercise price | $	$ 6.04
Exercisable options, Shares	18,583,426
Exercisable options, Weighted average exercise price | $	$ 7.34
Employee stock option plan [member] | $3.00 to $3.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	7,835,899
Option outstanding, weighted average remaining contractual life (years) | yr	3.1
Option outstanding, Weighted average exercise price | $	$ 3.23
Exercisable options, Shares	2,514,519
Exercisable options, Weighted average exercise price | $	$ 3.25
Employee stock option plan [member] | $4.00 to $4.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	5,842,935
Option outstanding, weighted average remaining contractual life (years) | yr	4.1
Option outstanding, Weighted average exercise price | $	$ 4.43
Exercisable options, Shares	33,333
Exercisable options, Weighted average exercise price | $	$ 4.23
Employee stock option plan [member] | $5.00 to $5.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	12,247
Option outstanding, weighted average remaining contractual life (years) | yr	3.4
Option outstanding, Weighted average exercise price | $	$ 5.91
Exercisable options, Shares	4,082
Exercisable options, Weighted average exercise price | $	$ 5.91
Employee stock option plan [member] | $6.00 to $6.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	6,916,166
Option outstanding, weighted average remaining contractual life (years) | yr	2.1
Option outstanding, Weighted average exercise price | $	$ 6.66
Exercisable options, Shares	6,916,166
Exercisable options, Weighted average exercise price | $	$ 6.66
Employee stock option plan [member] | $7.00 to $7.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	4,903,752
Option outstanding, weighted average remaining contractual life (years) | yr	1.1
Option outstanding, Weighted average exercise price | $	$ 7.81
Exercisable options, Shares	4,903,752
Exercisable options, Weighted average exercise price | $	$ 7.81
Employee stock option plan [member] | $8.00 to $8.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	45,405
Option outstanding, weighted average remaining contractual life (years) | yr	0.3
Option outstanding, Weighted average exercise price | $	$ 8.19
Exercisable options, Shares	45,405
Exercisable options, Weighted average exercise price | $	$ 8.19
Employee stock option plan [member] | $10.00 to $10.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares	4,166,169
Option outstanding, weighted average remaining contractual life (years) | yr	0.2
Option outstanding, Weighted average exercise price | $	$ 10.42
Exercisable options, Shares	4,166,169
Exercisable options, Weighted average exercise price | $	$ 10.42